Property, Plant and Equipment: (Details Text) - USD ($)	3 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Property Plant And Equipment Details Text [Abstract]
Write-down of Brisas equipment		$ 6,500,000
Carrying value of equipment sold	$ 174,432
Loss on sale of equipment in q2 2015	$ 9,432
Percent interest option agreement gave company right to earn in La Tortuga		51.00%
Aggregate option payments required for Company to earn undivided interest		$ 650,000
Aggregate exploration expenditures required for Company to earn undivided interest		3,000,000
total write off of option payments		425,010
2014 write off of option payments		$ 150,000